OPERATING COSTS BY NATURE	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OPERATING COSTS BY NATURE
OPERATING COSTS BY NATURE

a)Cost of sales

Years ended December 31	2018	2017
	$	$
Cost of inventory	245,111	242,998
Depletion, depreciation and amortization	98,719	102,416
Moratorium (settlement) (note 13)	—	(4,303)
(Recovery) of inventory provision (note 7)	—	(5,710)
Restructuring costs	—	109
	343,830	335,510

18.	OPERATING COSTS BY NATURE (Continued)

b)General and administrative expenses

Years ended December 31	2018	2017
	$	$
Salaries and benefits	12,157	9,029
Share-based compensation	13,371	4,225
Consulting and professional fees	3,036	2,288
Travel expense	1,044	562
Rent expense	842	703
Insurance expense	676	569
Computer expenses	668	789
Depreciation and amortization	194	202
Shareholder and investor relations	99	323
Listing and filing fees	249	251
Directors fees and expenses	347	227
Other expenses	258	1,139
	32,941	20,307

OPERATING COSTS BY NATURE
OPERATING COSTS BY NATURE

a)Cost of sales

Years ended December 31	2018	2017
	$	$
Cost of inventory	245,111	242,998
Depletion, depreciation and amortization	98,719	102,416
Moratorium (settlement) (note 13)	—	(4,303)
(Recovery) of inventory provision (note 7)	—	(5,710)
Restructuring costs	—	109
	343,830	335,510

18.	OPERATING COSTS BY NATURE (Continued)

b)General and administrative expenses

Years ended December 31	2018	2017
	$	$
Salaries and benefits	12,157	9,029
Share-based compensation	13,371	4,225
Consulting and professional fees	3,036	2,288
Travel expense	1,044	562
Rent expense	842	703
Insurance expense	676	569
Computer expenses	668	789
Depreciation and amortization	194	202
Shareholder and investor relations	99	323
Listing and filing fees	249	251
Directors fees and expenses	347	227
Other expenses	258	1,139
	32,941	20,307